UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: April 30, 2011

Date of reporting period: October 31, 2011

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Income Opportunities Fund

Semi-Annual Report

October 31, 2011

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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The views expressed and any forward-looking statements are as of October 31, 2011, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Income Opportunities Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Income Opportunities Fund for the six-month period that ended October 31, 2011. After establishing solid momentum entering 2011, the financial markets began to meet some resistance during the second quarter, which kept many markets from advancing steadily during the reporting period. Headwinds emerged in the form of continued political unrest in the Middle East and North Africa; effects from the devastating earthquake and tsunami in Japan; and renewed sovereign debt concerns affecting several eurozone countries, most notably Greece. These challenges, coupled with mixed economic data, debt-ceiling debates, and the credit downgrade of U.S. government long-term debt, further added to investor anxiety. Despite these headwinds, many areas of the financial markets, including the U.S. high-yield market, showed a degree of resilience at certain points in the period, underscoring what we believe is a need for a sound, well-diversified1 investment strategy, executed by expert portfolio management utilizing rigorous fundamental credit analysis. We believe that such a strategy may enable investors to balance risk and opportunity as they pursue long-term financial goals in a dynamic financial environment.

The U.S. economic recovery met resistance but remains poised for expansion.

The U.S. economic recovery that gained further momentum throughout 2010, particularly during the fourth quarter, failed to maintain that level of growth reported during the reporting period. For example, U.S. gross domestic product (GDP), the broadest measure of economic activity within America, grew at an annualized rate of 3.1% in the fourth quarter of 2010, only to slow dramatically during the first and second quarters of 2011 to an annualized rate of 0.4% and 1.3%, respectively. While still positive, these readings were a much slower pace of growth than experienced in the second half of 2010 and were lower than consensus forecasts had predicted at the onset of 2011. Nevertheless, the “advance” estimate of third-quarter 2011 GDP growth (released on October 27, 2011) was 2.5%, suggesting that the U.S. economy continues toward expansion, though at a slow and uneven pace relative to past economic recoveries.

Persistent weakness in jobs and housing slowed economic growth.

The U.S. unemployment rate began the reporting period at a level of 9.0%, inched higher to 9.2% in June 2011, and then moved back to 9.0% in October 2011. While the rate of job creation has remained positive throughout 2011, it remains far below the historical average of 1.4 million jobs created each year during the past eight decades, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite an extraordinarily low interest-rate environment. Since many observers consider labor and housing activities to be key to long-term economic growth, the persistent weakness in both markets bears close watching in the months ahead.

Other economic data in the U.S. was more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Income Opportunities Fund	3

and businesses. Industrial production and durable goods orders have also picked up in 2011, and the level of corporate profits continues to grow. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve announced that it will target current low rates until 2013.

With inflation subdued, the Federal Open Market Committee (FOMC) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. At its meeting on August 9, 2011, responding in part to the volatility and uncertainty facing the financial markets and global economies, the Federal Reserve (Fed) established a timetable for its commitment to lower rates. In that meeting’s statement, the FOMC explained that “economic conditions—including low rates of resource utilization and a subdued outlook for inflation over the medium run—are likely to warrant exceptionally low levels for the federal funds rate at least through mid-2013.” At its September 21, 2011, meeting, the Fed introduced “Operation Twist,” where it outlined its focus on buying long-term Treasury securities, specifically those with maturities of six years or longer, while selling an equivalent amount of Treasury notes within six years of maturity. The objective is to help ensure that intermediate- and long-term U.S. Treasury yields remain low, which, in turn, should provide ongoing support for further economic growth.

The financial markets became a rollercoaster during the second half of period.

As the period began, improving fundamentals, such as strong corporate earnings, remained key drivers of returns for equities and the investment-grade and high-yield corporate bond markets. Further supporting the markets was the second round of quantitative easing (QE2) by the Fed, which, after being in place for nine-months, ended on June 30.

The debt-ceiling debate became the focus of the summer.

During most of reporting period, however, both bonds and equities experienced unusually high level of volatility, especially during August when many traders on Wall Street and politicians in Washington, D.C., focus on vacation and other activities. Instead, due to the debt-ceiling impasse, many market participants and politicians were forced to stay on the job until a solution was reached. As the estimated debt-ceiling deadline loomed, rating agencies began to voice concerns over the possibility of the U.S. government running short on funds to pay its bills. While the U.S. Congress was able to address the debt-ceiling issue in time, Standard & Poor’s, one of the major credit rating agencies, lowered its rating of long-term U.S. debt from AAA to AA+2. While this did not seem to diminish the role U.S. Treasuries play as the primary source of liquidity and safety in the global markets, it did briefly roil the markets.

2.	The ratings indicated are from Standard & Poor’s. Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

As the period began, improving fundamentals, such as strong corporate earnings, remained key drivers of returns for equities and the investment-grade and high-yield corporate bond markets.

4	Wells Fargo Advantage Income Opportunities Fund	Letter to Shareholders

Eurozone sovereign debt concerns returned to the forefront in the third quarter of 2011.

The markets were further rattled during the period by sovereign debt concerns within the eurozone. The financial solvency of Greece and its ability to service its sovereign debt were focuses of the markets in early 2010. After the European Union and the International Monetary Fund developed a plan to support Greece, many market participants thought the situation was at a manageable point. Unfortunately, Greece’s financial problems returned to the forefront of investors’ minds one year later as the country failed to make significant progress in addressing its financial condition. As a result, fear spread and market volatility spiked during the third quarter of 2011, with investors becoming more concerned about the negative impact of a Greek default on the eurozone periphery and those developed countries with large exposures to Greece, such as France.

A steep yield curve remained the defining characteristic of the bond market.

Most sectors of the bond market continued to post positive total returns for most of the six-month period, with interest income—rather than price gains—accounting for the bulk of those returns. This part of the investment cycle is known as the income phase and is typically characterized by relatively stable short-term rates and relatively small movements in bond yields. The current market environment is certainly holding true to a typical income phase, especially considering that the Fed is maintaining an extraordinarily accommodative monetary policy. U.S. Treasuries continued to rally for much of the period, even after Standard & Poor’s lowered its credit rating on long-term U.S. debt, pulling yields lower in nearly all corners of the fixed-income markets, including municipal bonds.

The extraordinarily steep yield curve remained the most defining, perhaps most influential, characteristic of the fixed-income markets during the majority of the reporting period. Considering the shape of the curve, the best-performing maturities across most segments of the fixed-income markets were longer-dated bonds. For example, for the six-month period that ended October 31, 2011, the 20- to 30-year range of the Treasury market posted a total return of 25.08%, while the one- to five-year maturities returned 2.27%.

In typical fashion, the high-yield fixed-income market moved in the same direction as equities throughout the reporting period. As a result, high yield was among the strongest-performing bond sectors during the early stages of the reporting period, bolstered by improving corporate fundamentals and by less risk aversion from investors. In fact, as of June 30, 2011, the Barclays Capital U.S. Corporate High Yield Bond Index3 had produced a year-to-date total return of 4.97%, as compared with a 2.22% total return for the Barclays Capital U.S. Treasury Index4. However, as the debt-ceiling debate and the Greek debt crisis became the focus of the marketplace, many investors reduced their exposure to riskier assets,

3.	The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Income Opportunities Fund	5

including high-yield bonds. As a result, the high-yield markets significantly underperformed almost every bond sector during the third quarter. The high-yield market began the fourth quarter of 2011 with relatively strong performance in October, as it seemed that investors took advantage of the lower valuation that resulted from the third-quarter sell-off to capture the extra yield being offered by these lower-quality credits. As of October 31, 2011, the high-yield index recorded a year-to-date total return of 4.52%, despite recording a six-month total return of -0.92%. By comparison, the U.S. Treasury index returned 7.96% and 6.90% on a year-to-date and six-month basis, respectively.

A long-term perspective is key.

The market’s rebound over the past two years from the severe downturn of 2008 and 2009, coupled with the bouts of volatility, underscores the importance of maintaining a disciplined and balanced long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

6	Wells Fargo Advantage Income Opportunities Fund	Portfolio of Investments—October 31, 2011 (Unaudited)

Security Name			Shares	Value

Common Stocks: 0.11%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated(a)†			2,149	$0

Telecommunication Services: 0.11%

Diversified Telecommunication Services: 0.11%
Fairpoint Communications Incorporated†			134,375	721,595

Total Common Stocks (Cost $3,109,765)				721,595

	Interest Rate	Maturity Date	Principal

Convertible Debentures: 0.45%

Information Technology: 0.45%

Communications Equipment: 0.45%
Lucent Technologies Incorporated Series B	2.88%	06/15/2025	$3,225,000	3,047,625

Total Convertible Debentures (Cost $2,307,500)				3,047,625

Corporate Bonds and Notes: 113.86%

Consumer Discretionary: 21.44%

Auto Components: 2.23%
Allison Transmission Incorporated 144A	7.13	05/15/2019	6,075,000	5,892,750
Cooper Tire & Rubber Company	7.63	03/15/2027	4,455,000	4,009,500
Cooper Tire & Rubber Company	8.00	12/15/2019	150,000	155,250
Goodyear Tire & Rubber Company	10.50	05/15/2016	4,440,000	4,928,400

				14,985,900

Diversified Consumer Services: 2.79%
Carriage Services Incorporated	7.88	01/15/2015	4,055,000	4,080,344
Service Corporation International	6.75	04/01/2016	1,250,000	1,331,250
Service Corporation International	7.00	05/15/2019	1,125,000	1,181,250
Service Corporation International	7.50	04/01/2027	9,376,000	9,376,000
Service Corporation International	8.00	11/15/2021	880,000	969,100
Service Corporation International Series WI	7.00	06/15/2017	1,650,000	1,773,750

				18,711,694

Hotels, Restaurants & Leisure: 5.49%
American Casinos Incorporated 144A	7.50	04/15/2021	2,475,000	2,536,875
Burger King Corporation	9.88	10/15/2018	1,600,000	1,716,000
Chukchansi Economic Development Authority 144A±	3.92	11/15/2012	2,525,000	1,622,313
Citycenter Holdings LLC 144A	7.63	01/15/2016	350,000	364,000
Citycenter Holdings LLC 144A¥	11.50	01/15/2017	2,111,166	2,174,501
Dineequity Incorporated	9.50	10/30/2018	5,600,000	5,936,000
Greektown Superholdings Incorporated	13.00	07/01/2015	8,287,000	8,514,893
NAI Entertainment Holdings LLC 144A	8.25	12/15/2017	2,700,000	2,841,750
Pinnacle Entertainment Incorporated	7.50	06/15/2015	2,880,000	2,829,600
Scientific Games Corporation	9.25	06/15/2019	1,130,000	1,189,325

Portfolio of Investments—October 31, 2011 (Unaudited)	Wells Fargo Advantage Income Opportunities Fund	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Speedway Motorsports Incorporated	6.75%	02/01/2019	$450,000	$442,125
Speedway Motorsports Incorporated	8.75	06/01/2016	2,075,000	2,241,000
Yonkers Racing Corporation 144A	11.38	07/15/2016	4,325,000	4,443,938

				36,852,320

Media: 9.02%
Barrington Broadcasting Group LLC	10.50	08/15/2014	450,000	414,000
Cablevision Systems Corporation	8.63	09/15/2017	2,975,000	3,227,875
CCH II Capital Corporation	13.50	11/30/2016	12,981,015	14,960,620
CCO Holdings LLC	8.13	04/30/2020	746,000	807,545
Charter Communications Incorporated Step Bond 144A	8.00	04/30/2012	590,000	603,275
Charter Communications Incorporated Step Bond 144A	10.88	09/15/2014	11,640,000	12,542,100
Cinemark USA Incorporated	7.38	06/15/2021	1,525,000	1,521,188
Cinemark USA Incorporated	8.63	06/15/2019	350,000	379,750
CSC Holdings LLC 144A	6.75	11/15/2021	500,000	500,000
CSC Holdings LLC	7.88	02/15/2018	1,400,000	1,536,500
CSC Holdings LLC	8.50	04/15/2014	200,000	219,500
DISH DBS Corporation	7.88	09/01/2019	2,260,000	2,480,350
EchoStar DBS Corporation	7.75	05/31/2015	650,000	698,750
Gray Television Incorporated	10.50	06/29/2015	2,975,000	2,811,375
Lamar Media Corporation	7.88	04/15/2018	1,200,000	1,257,000
Lamar Media Corporation Series C	9.75	04/01/2014	675,000	742,500
LIN Television Corporation	8.38	04/15/2018	1,225,000	1,261,750
Local TV Finance LLC 144A¥	9.25	06/15/2015	3,900,000	3,627,000
Regal Cinemas Corporation	8.63	07/15/2019	4,225,000	4,520,750
Regal Entertainment Group	9.13	08/15/2018	825,000	882,750
Salem Communications	9.63	12/15/2016	5,204,000	5,308,080
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	250,000	271,250

				60,573,908

Specialty Retail: 1.27%
Gap Incorporated	5.95	04/12/2021	1,175,000	1,119,212
Limited Brands Incorporated	6.63	04/01/2021	925,000	971,250
Radioshack Corporation 144A	6.75	05/15/2019	1,800,000	1,620,000
Rent-A-Center Incorporated	6.63	11/15/2020	700,000	703,500
Toys R Us Property Company LLC	8.50	12/01/2017	3,900,000	4,119,375

				8,533,337

Textiles, Apparel & Luxury Goods: 0.64%
Oxford Industrial Incorporated	11.38	07/15/2015	3,850,000	4,259,063

Consumer Staples: 1.39%

Beverages: 0.04%
Cott Beverages Incorporated	8.38	11/15/2017	250,000	268,750

Food Products: 1.35%
Darling International Incorporated	8.50	12/15/2018	250,000	280,625
Dole Food Company Incorporated	13.88	03/15/2014	3,075,000	3,590,063
Smithfield Foods Incorporated	10.00	07/15/2014	4,465,000	5,190,563

				9,061,251

8	Wells Fargo Advantage Income Opportunities Fund	Portfolio of Investments—October 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Energy: 17.44%

Energy Equipment & Services: 3.78%
Bristow Group Incorporated	7.50%	09/15/2017	$2,210,000	$2,298,400
Dresser Rand Group Incorporated 144A	6.50	05/01/2021	1,825,000	1,847,813
Gulfmark Offshore Incorporated	7.75	07/15/2014	3,395,000	3,335,588
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	5,325,000	5,364,938
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	4,920,000	4,969,200
Oil States International Incorporated	6.50	06/01/2019	1,475,000	1,545,063
Parker Drilling Company	9.13	04/01/2018	860,000	900,850
PHI Incorporated	8.63	10/15/2018	4,825,000	4,849,125
Pride International Incorporated	8.50	06/15/2019	210,000	266,224

				25,377,201

Oil, Gas & Consumable Fuels: 13.66%
Amerigas Partner Financial Corporation	6.25	08/20/2019	325,000	321,750
Chesapeake Energy Corporation	9.50	02/15/2015	5,085,000	5,822,325
Cloud Peak Energy Resources LLC	8.25	12/15/2017	200,000	214,000
Cloud Peak Energy Resources LLC	8.50	12/15/2019	250,000	267,500
Coffeyville Resources Incorporated 144A	9.00	04/01/2015	1,722,000	1,855,455
Consol Energy Incorporated	8.25	04/01/2020	2,665,000	2,918,175
Denbury Resources Incorporated	6.38	08/15/2021	700,000	721,000
Denbury Resources Incorporated	8.25	02/15/2020	850,000	939,250
El Paso Corporation	6.50	09/15/2020	1,155,000	1,261,838
El Paso Corporation	7.00	06/15/2017	375,000	420,000
El Paso Corporation	7.25	06/01/2018	3,224,000	3,610,880
El Paso Corporation	7.42	02/15/2037	1,820,000	1,992,900
El Paso Corporation	7.80	08/01/2031	3,050,000	3,492,250
Encore Acquisition Company	9.50	05/01/2016	700,000	775,250
Energy Transfer Equity LP	7.50	10/15/2020	5,950,000	6,426,000
Ferrellgas Finance Corporation	6.50	05/01/2021	775,000	693,625
Ferrellgas Finance Corporation	9.13	10/01/2017	4,660,000	4,939,600
Forest Oil Corporation	7.25	06/15/2019	2,520,000	2,583,000
Forest Oil Corporation	8.50	02/15/2014	1,115,000	1,204,200
Griffin Coal Mining Company Limited(s)	9.50	12/01/2016	701,991	527,371
Hilcorp Energy Company 144A	7.75	11/01/2015	975,000	1,000,253
Holly Corporation	9.88	06/15/2017	4,265,000	4,670,175
Inergy LP	6.88	08/01/2021	1,125,000	1,099,688
Inergy LP	7.00	10/01/2018	950,000	954,750
Newfield Exploration Company	6.88	02/01/2020	1,185,000	1,270,913
Peabody Energy Corporation	7.88	11/01/2026	8,705,000	9,597,263
Penn Virginia Corporation	10.38	06/15/2016	215,000	234,350
Petrohawk Energy Corporation	7.88	06/01/2015	2,045,000	2,193,263
Petrohawk Energy Corporation	10.50	08/01/2014	1,065,000	1,194,131
Pioneer Natural Resource Company	7.50	01/15/2020	3,170,000	3,598,359
Plains Exploration & Production Company	8.63	10/15/2019	6,380,000	7,081,800
Regency Energy Partners	6.88	12/01/2018	475,000	501,125
Sabine Pass LNG LP	7.25	11/30/2013	4,940,000	4,940,000
Sabine Pass LNG LP	7.50	11/30/2016	5,175,000	5,123,250
Ship Finance International Limited	8.50	12/15/2013	2,250,000	2,148,750
Suburban Propane Partners LP	7.38	03/15/2020	575,000	598,000
Susser Holdings LLC	8.50	05/15/2016	2,000,000	2,085,000

Portfolio of Investments—October 31, 2011 (Unaudited)	Wells Fargo Advantage Income Opportunities Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Tesoro Corporation	9.75%	06/01/2019	$2,185,000	$2,458,125

				91,735,564

Financials: 26.42%

Capital Markets: 2.04%
E*TRADE Financial Corporation¥	12.50	11/30/2017	9,741,000	11,226,503
Oppenheimer Holdings Incorporated	8.75	04/15/2018	2,500,000	2,437,500

				13,664,003

Commercial Banks: 3.08%
CIT Group Incorporated 144A	5.25	04/01/2014	7,275,000	7,238,625
CIT Group Incorporated 144A	7.00	05/04/2015	1,575,000	1,575,000
CIT Group Incorporated	7.00	05/01/2016	3,300,000	3,304,125
CIT Group Incorporated	7.00	05/01/2017	3,375,000	3,375,000
Emigrant Bancorp Incorporated 144A(i)	6.25	06/15/2014	5,725,000	5,158,981

				20,651,731

Consumer Finance: 11.66%
American General Finance Corporation	5.40	12/01/2015	2,725,000	2,125,500
American General Finance Corporation	5.75	09/15/2016	2,250,000	1,665,000
American General Finance Corporation	6.50	09/15/2017	450,000	334,125
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	2,700,000	2,875,500
Clearwire Communications Finance Corporation 144A	12.00	12/01/2015	2,280,000	1,949,400
Clearwire Communications Finance Corporation 144A	12.00	12/01/2015	3,140,000	2,684,700
Ford Motor Credit Company LLC	7.00	10/01/2013	500,000	537,789
Ford Motor Credit Company LLC	8.00	12/15/2016	100,000	115,610
General Motors Financial Company 144A	6.75	06/01/2018	1,850,000	1,870,959
GMAC LLC	6.75	12/01/2014	2,344,000	2,367,440
GMAC LLC	6.88	08/28/2012	2,862,000	2,897,775
GMAC LLC	7.50	12/31/2013	6,855,000	7,060,650
Homer City Funding LLC	8.73	10/01/2026	2,881,936	2,420,826
International Lease Finance Corporation	6.38	03/25/2013	865,000	867,163
International Lease Finance Corporation 144A	6.75	09/01/2016	300,000	308,625
International Lease Finance Corporation	8.63	09/15/2015	1,700,000	1,785,000
JBS USA Finance Incorporated	11.63	05/01/2014	8,465,000	9,311,500
Level 3 Financing Incorporated	10.00	02/01/2018	4,555,000	4,828,300
Nielsen Finance LLC Company	11.50	05/01/2016	1,170,000	1,342,575
Nielson Finance LLC Company	7.75	10/15/2018	9,970,000	10,991,925
Springleaf Finance Corporation	6.90	12/15/2017	5,950,000	4,536,875
Sprint Capital Corporation	6.88	11/15/2028	9,875,000	7,208,750
Sprint Capital Corporation	6.90	05/01/2019	4,725,000	3,933,563
Sprint Capital Corporation	8.38	03/15/2012	4,218,000	4,260,180

				78,279,730

Diversified Financial Services: 6.50%
Ally Financial Incorporated	8.30	02/12/2015	8,820,000	9,261,000
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	4,225,000	4,531,313
Hub International Holdings Incorporated 144A	10.25	06/15/2015	6,650,000	6,433,875
Leucadia National Corporation	8.13	09/15/2015	7,815,000	8,440,200

10	Wells Fargo Advantage Income Opportunities Fund	Portfolio of Investments—October 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
Nuveen Investments Incorporated	5.50%	09/15/2015	$5,800,000	$4,930,000
Nuveen Investments Incorporated	10.50	11/15/2015	4,295,000	4,295,000
Nuveen Investments Incorporated 144A	10.50	11/15/2015	4,825,000	4,776,750
USI Holdings Corporation 144A	9.75	05/15/2015	1,055,000	1,004,888

				43,673,026

REIT: 3.14%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	11,580,000	12,390,600
Host Hotels & Resorts LP	9.00	05/15/2017	490,000	547,575
MPT Operating Partnership LP 144A	6.88	05/01/2021	3,175,000	3,159,125
Omega Healthcare Investors Incorporated	6.75	10/15/2022	3,375,000	3,408,750
Ventas Incorporated	9.00	05/01/2012	1,560,000	1,605,561

				21,111,611

Health Care: 3.80%

Health Care Equipment & Supplies: 0.87%
Biomet Incorporated¥	10.38	10/15/2017	1,215,000	1,312,200
Biomet Incorporated	11.63	10/15/2017	3,485,000	3,798,650
Fresenius Medical Care Incorporated	6.88	07/15/2017	700,000	750,750

				5,861,600

Health Care Providers & Services: 2.67%
Apria Healthcare Group Incorporated	11.25	11/01/2014	1,340,000	1,303,150
Aviv Healthcare Incorporated	7.75	02/15/2019	3,725,000	3,594,625
Centene Corporation	5.75	06/01/2017	1,925,000	1,934,625
Community Health Systems Incorporated Series WI	8.88	07/15/2015	1,270,000	1,300,163
HCA Incorporated	6.50	02/15/2020	3,675,000	3,849,563
HCA Incorporated	7.50	02/15/2022	700,000	714,000
HCA Incorporated	8.50	04/15/2019	375,000	412,500
Health Management plc	6.13	04/15/2016	475,000	482,125
HealthSouth Corporation	7.25	10/01/2018	750,000	750,000
HealthSouth Corporation	7.75	09/15/2022	750,000	750,000
Sabra Health Care LP	8.13	11/01/2018	2,850,000	2,807,250

				17,898,001

Pharmaceuticals: 0.26%
Mylan Incorporated 144A	6.00	11/15/2018	650,000	682,500
Mylan Incorporated 144A	7.63	07/15/2017	650,000	718,250
Mylan Incorporated 144A	7.88	07/15/2020	300,000	336,000

				1,736,750

Industrials: 9.05%

Aerospace & Defense: 2.11%
Alliant Techsystems Incorporated	6.75	04/01/2016	4,470,000	4,581,750
GeoEye Incorporated	9.63	10/01/2015	1,140,000	1,276,800
Hexcel Corporation	6.75	02/01/2015	1,089,000	1,105,335
Huntington Ingalls Industries Incorporated 144A	6.88	03/15/2018	625,000	629,688
Huntington Ingalls Industries Incorporated 144A	7.13	03/15/2021	225,000	227,813

Portfolio of Investments—October 31, 2011 (Unaudited)	Wells Fargo Advantage Income Opportunities Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Aerospace & Defense (continued)
L-3 Communications Holdings Incorporated	6.38%	10/15/2015	$5,506,000	$5,623,003
Transdigm Incorporated	7.75	12/15/2018	675,000	732,375

				14,176,764

Commercial Services & Supplies: 2.87%
Casella Waste Systems Incorporated	11.00	07/15/2014	4,385,000	4,735,800
Corrections Corporation of America	6.25	03/15/2013	1,305,000	1,305,816
Corrections Corporation of America	7.75	06/01/2017	2,035,000	2,202,888
Crown Cork & Seal Company Incorporated	7.50	12/15/2096	1,225,000	986,125
Geo Group Incorporated	7.75	10/15/2017	2,955,000	3,102,750
Interface Incorporated	7.63	12/01/2018	300,000	314,250
Iron Mountain Incorporated	8.38	08/15/2021	3,520,000	3,687,200
KAR Holdings Incorporated ±	4.25	05/01/2014	2,125,000	2,082,500
Mac-Gray Corporation	7.63	08/15/2015	850,000	867,000

				19,284,329

Machinery: 1.04%
Cleaver-Brooks Incorporated 144A	12.25	05/01/2016	1,440,000	1,440,000
Columbus McKinnon Corporation	7.88	02/01/2019	1,575,000	1,614,375
CPM Holdings Incorporated	10.63	09/01/2014	3,025,000	3,221,625
Titan International Incorporated	7.88	10/01/2017	700,000	735,000

				7,011,000

Professional Services: 0.90%
Affinia Group Incorporated 144A	10.75	08/15/2016	207,000	222,525
DRT Merger Sub Incorporated 144A	8.13	06/01/2019	800,000	800,000
Interactive Data Corporation	10.25	08/01/2018	2,535,000	2,725,125
NCO Group Incorporated	11.88	11/15/2014	2,450,000	2,290,750

				6,038,400

Road & Rail: 1.97%
Kansas City Southern	8.00	06/01/2015	8,285,000	8,823,525
Kansas City Southern	13.00	12/15/2013	1,184,000	1,348,280
RailAmerica Incorporated	9.25	07/01/2017	2,775,000	3,017,813

				13,189,618

Transportation Infrastructure: 0.16%
Overseas Shipholding Group	7.50	02/15/2024	1,725,000	1,052,250

Information Technology: 8.66%

Communications Equipment: 2.08%
Allbritton Communications Company	8.00	05/15/2018	2,574,000	2,586,870
EchoStar DBS Corporation	7.13	02/01/2016	910,000	966,875
Intelsat Jackson Holdings Limited	9.50	06/15/2016	2,225,000	2,322,344
Lucent Technologies Incorporated	6.45	03/15/2029	3,100,000	2,728,000
Seagate Technology Holdings	6.80	10/01/2016	1,275,000	1,332,375
Seagate Technology Holdings	6.88	05/01/2020	650,000	637,000
Seagate Technology Holdings 144A	7.00	11/01/2021	725,000	710,500
Seagate Technology Holdings 144A	7.75	12/15/2018	2,500,000	2,612,500

				13,896,464

12	Wells Fargo Advantage Income Opportunities Fund	Portfolio of Investments—October 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Electronic Equipment, Instruments & Components: 2.74%
Jabil Circuit Incorporated	8.25%	03/15/2018	$13,532,000	$15,697,120
Viasystem Group Incorporated 144A	12.00	01/15/2015	2,530,000	2,726,075

				18,423,195

Internet Software & Services: 0.36%
Equinix Incorporated	7.00	07/15/2021	125,000	133,125
Equinix Incorporated	8.13	03/01/2018	2,125,000	2,316,250

				2,449,375

IT Services: 3.48%
Audatex North American Incorporated 144A	6.75	06/15/2018	475,000	482,125
Fidelity National Information Services	7.88	07/15/2020	1,950,000	2,130,375
First Data Corporation	11.25	03/31/2016	10,125,000	9,011,250
SunGard Data Systems Incorporated	7.38	11/15/2018	1,100,000	1,124,750
SunGard Data Systems Incorporated	7.63	11/15/2020	550,000	563,750
SunGard Data Systems Incorporated	10.25	08/15/2015	6,639,750	6,888,741
Unisys Corporation	12.50	01/15/2016	1,065,000	1,142,213
Unisys Corporation 144A	12.75	10/15/2014	1,068,000	1,198,830
Unisys Corporation 144A	14.25	09/15/2015	751,000	854,263

				23,396,297

Materials: 3.68%

Chemicals: 1.42%
Huntsman International LLC	5.50	06/30/2016	2,855,000	2,826,450
Lyondell Chemical Company	11.00	05/01/2018	4,807,125	5,353,935
Solutia Incorporated	7.88	03/15/2020	1,300,000	1,391,000

				9,571,385

Containers & Packaging: 0.61%
Crown Americas LLC	7.63	05/15/2017	950,000	1,030,750
Graham Packaging Company Incorporated	9.88	10/15/2014	2,450,000	2,483,688
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	515,000	558,775

				4,073,213

Metals & Mining: 0.92%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	5,725,000	6,125,750
Indalex Holdings Corporation(s)	11.50	02/01/2014	5,985,000	59,850

				6,185,600

Paper & Forest Products: 0.73%
Clearwater Paper Corporation	10.63	06/15/2016	1,175,000	1,327,750
Georgia-Pacific Corporation	8.88	05/15/2031	2,430,000	3,545,494

				4,873,244

Telecommunication Services: 13.04%

Diversified Telecommunication Services: 6.56%
Avaya Incorporated	9.75	11/01/2015	2,300,000	2,035,500
Citizens Communications Company	7.88	01/15/2027	4,205,000	3,668,863

Portfolio of Investments—October 31, 2011 (Unaudited)	Wells Fargo Advantage Income Opportunities Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Telecommunication Services (continued)
FairPoint Communications Incorporated 144A	10.88%	04/01/2017	$2,550,000	$2,887,875
Frontier Communications Corporation	8.13	10/01/2018	1,980,000	2,113,650
Frontier Communications Corporation	8.25	04/15/2017	2,380,000	2,540,650
Frontier Communications Corporation	8.50	04/15/2020	1,000,000	1,065,000
GCI Incorporated	6.75	06/01/2021	1,350,000	1,319,625
GCI Incorporated	8.63	11/15/2019	4,075,000	4,370,438
Global Crossing Limited	12.00	09/15/2015	224,000	257,040
Qwest Corporation	7.50	06/15/2023	3,260,000	3,247,775
Qwest Corporation	7.63	08/03/2021	440,000	422,400
SBA Telecommunications Incorporated	8.00	08/15/2016	1,090,000	1,171,750
SBA Telecommunications Incorporated	8.25	08/15/2019	485,000	529,863
Syniverse Holdings Incorporated	9.13	01/15/2019	7,775,000	8,086,000
U.S. West Communications Incorporated	7.13	11/15/2043	1,810,000	1,755,700
U.S. West Communications Incorporated	7.25	09/15/2025	2,755,000	2,768,775
Windstream Corporation	7.88	11/01/2017	5,380,000	5,810,400

				44,051,304

Wireless Telecommunication Services: 6.48%
CC Holdings LLC 144A	7.75	05/01/2017	650,000	703,625
Cricket Communications Incorporated	7.75	05/15/2016	3,355,000	3,480,813
Cricket Communications Incorporated	7.75	10/15/2020	2,900,000	2,479,500
Crown Castle International Corporation	7.13	11/01/2019	165,000	178,613
Crown Castle International Corporation	9.00	01/15/2015	650,000	708,500
Intelsat Limited 144A	7.25	04/01/2019	3,025,000	3,040,125
Intelsat Limited 144A	7.25	10/15/2020	1,700,000	1,704,250
Intelsat Limited 144A	7.50	04/01/2021	1,800,000	1,809,000
Intelsat Limited	11.25	06/15/2016	6,565,000	6,926,075
iPCS Incorporated¥	3.50	05/01/2014	2,607,559	2,255,539
MetroPCS Communications Incorporated	6.63	11/15/2020	6,175,000	5,804,500
MetroPCS Communications Incorporated	7.88	09/01/2018	1,050,000	1,068,375
Sprint Nextel Corporation Series D	7.38	08/01/2015	7,935,000	7,577,925
Sprint Nextel Corporation Series F	5.95	03/15/2014	6,065,000	5,792,075

				43,528,915

Utilities: 8.94%

Electric Utilities: 4.76%
Aquila Incorporated Step Bond	11.88	07/01/2012	14,996,000	16,009,325
Energy Future Holdings Corporation	10.00	12/01/2020	150,000	157,500
Energy Future Holdings Corporpation¥	12.00	11/01/2017	1,811,245	1,539,558
Ipalco Enterprises Incorporated 144A	5.00	05/01/2018	1,750,000	1,776,250
Mirant Americas Generation LLC	8.50	10/01/2021	250,000	245,000
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	7,560,525	7,881,847
Otter Tail Corporation	9.00	12/15/2016	3,985,000	4,313,763

				31,923,243

Gas Utilities: 0.15%
AmeriGas Partners LP	6.50	05/20/2021	1,050,000	1,039,500

Independent Power Producers & Energy Traders: 4.03%
Calpine Corporation 144A	7.25	10/15/2017	9,469,000	9,847,760

14	Wells Fargo Advantage Income Opportunities Fund	Portfolio of Investments—October 31, 2011 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Independent Power Producers & Energy Traders (continued)
Dynegy Holding Incorporated	7.63%	10/15/2026	$4,850,000	$2,910,000
NRG Energy Incorporated	7.38	01/15/2017	6,050,000	6,299,550
NRG Energy Incorporated	8.50	06/15/2019	3,675,000	3,840,375
RRI Energy Incorporated	7.63	06/15/2014	1,020,000	1,040,400
RRI Energy Incorporated	7.88	06/15/2017	75,000	76,125
RRI Energy Incorporated	9.24	07/02/2017	2,287,916	2,287,916
RRI Energy Incorporated	9.68	07/02/2026	780,000	768,300

				27,070,426

Total Corporate Bonds and Notes (Cost $740,951,784)				764,469,962

Yankee Corporate Bonds and Notes: 2.43%

Consumer Discretionary: 0.26%

Media: 0.26%
Videotron Limited	6.38	12/15/2015	100,000	101,750
Videotron Limited	9.13	04/15/2018	1,525,000	1,677,500

				1,779,250

Energy: 0.57%

Oil, Gas & Consumable Fuels: 0.57%
Griffin Coal Mining Company Limited 144A(s)	9.50	12/31/2049	5,128,748	3,852,972

Financials: 0.33%

Consumer Finance: 0.33%
Wind Acquisition Finance SA 144A	11.75	07/15/2017	2,205,000	2,182,950

Diversified Financial Services: 0.00%
Preferred Term Securities XII Limited ±(s)(i)	1.97	12/24/2033	1,540,000	462

Materials: 1.01%

Metals & Mining: 0.65%
Novelis Incorporated	7.25	02/15/2015	630,000	628,425
Novelis Incorporated	8.38	12/15/2017	1,000,000	1,080,000
Novelis Incorporated	8.75	12/15/2020	2,425,000	2,643,250

				4,351,675

Paper & Forest Products: 0.36%
PE Paper Escrow GmbH 144A	12.00	08/01/2014	715,000	775,775
Sappi Limited 144A	7.50	06/15/2032	2,155,000	1,637,800

				2,413,575

Telecommunication Services: 0.26%

Wireless Telecommunication Services: 0.26%
Digicel Group Limited 144A	12.00	04/01/2014	870,000	983,100
Telesat Canada Incorporated	11.00	11/01/2015	690,000	750,365

				1,733,465

Total Yankee Corporate Bonds and Notes (Cost $15,890,719)				16,314,349

Portfolio of Investments—October 31, 2011 (Unaudited)	Wells Fargo Advantage Income Opportunities Fund	15

Security Name	Dividend Yield		Shares	Value

Preferred Stocks: 0.17%

Financials: 0.17%

Consumer Finance: 0.17%
GMAC Capital Trust	8.125%		53,000	$1,110,880

Total Preferred Stocks (Cost $1,325,000)				1,110,880

	Interest Rate	Maturity Date	Principal
Term Loans: 12.28%
Advantage Sales & Marketing Incorporated	9.25	06/18/2018	$900,000	$855,000
Arrowhead General Insurance Agency Incorporated	7.50	03/03/2017	1,492,500	1,460,158
Barrington Broadcasting Company	4.53	08/12/2013	1,713,435	1,640,614
Capital Automotive LP	5.00	03/10/2017	7,508,617	7,349,059
CCM Merger Incorporated	7.00	03/01/2017	8,418,886	8,320,637
Coinmach Corporation <	3.31	11/20/2014	6,606,808	5,789,216
Fairpoint Communications Incorporated	6.50	01/22/2016	6,788,901	5,389,369
Federal Mogul Corporation	2.18	12/29/2014	817,091	770,108
Federal Mogul Corporation	2.18	12/28/2015	812,770	766,036
First Data Corporation B3	2.99	09/24/2014	1,485,523	1,372,876
First Data Corporation B1	2.99	09/24/2014	2,867,975	2,650,497
First Data Corporation B2	2.99	09/24/2014	5,354,373	4,948,350
Gray Television Incorporated	3.74	12/31/2014	1,805,253	1,759,471
HHI Holdings Limited	7.00	03/21/2017	2,238,750	2,199,572
Level 3 Financing Incorporated	2.65	03/13/2014	1,300,000	1,260,194
Local TV Finance LLC	2.25	05/07/2013	2,720,910	2,573,981
Merisant Company	7.50	01/08/2014	1,534,709	1,483,558
NCO Group Incorporated	8.00	11/15/2013	2,442,441	2,403,435
Newsday LLC	10.50	08/01/2013	5,920,000	6,112,400
Panolam Industries International	8.25	12/31/2013	437,034	405,349
Springleaf Finance Corporation	5.50	05/05/2017	1,350,000	1,232,361
Texas Competitive Electric Holdings	3.76	10/10/2014	27,237,911	20,254,383
Texas Competitive Electric Holdings	4.76	10/10/2017	675,000	457,522
Wash Multifamily Laundry Systems LLC	7.00	08/28/2014	992,327	977,442

Total Term Loans (Cost $86,817,845)				82,431,588

	Yield		Shares
Short-Term Investments: 3.60%

Investment Companies: 3.60%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)##	0.07		24,158,545	24,158,545

Total Short-Term Investments (Cost $24,158,545)				24,158,545

Total Investments in Securities
(Cost $874,561,158)*	132.90%	892,254,544
Other Assets and Liabilities, Net	(32.90)	(220,867,696)

Total Net Assets	100.00%	$671,386,848

16	Wells Fargo Advantage Income Opportunities Fund	Portfolio of Investments—October 31, 2011 (Unaudited)

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

†	Non-income earning security.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The fund has stopped accruing interest on this security.

(i)	Illiquid security.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

*	Cost for federal income tax purposes is $870,385,746 unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,249,979
Gross unrealized depreciation	(23,381,181)

Net unrealized appreciation	$21,868,798

The following table shows the percent of total bonds by credit quality based on Standard & Poor’s, Moody’s and Fitch ratings1 as of October 31, 2011 (unaudited):

A	2.5%
BBB	4.6%
BB	32.6%
B	47.9%
CCC	11.2%
Less than CCC	0.5%
NR	0.7%

100.0%

The following table shows the percent of total bonds based on effective maturity as of October 31, 2011 (unaudited):

Less than 1 year	14.4%
1 to 3 year(s)	26.1%
3 to 5 years	26.2%
5 to 10 years	25.3%
10 to 20 years	7.2%
20 to 30 years	0.4%
Greater than 30 years	0.4%

100.0%

1.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—October 31, 2011 (Unaudited)	Wells Fargo Advantage Income Opportunities Fund	17

Assets
Investments
In unaffiliated securities, at value	$868,095,999
In affiliated securities, at value	24,158,545

Total investments, at value (see cost below)	892,254,544
Receivable for investments sold	341,511
Receivable for interest and dividends	18,163,672
Prepaid expenses and other assets	75,943

Total assets	910,835,670

Liabilities
Dividends payable	5,994,619
Payable for investments purchased	2,726,397
Secured borrowing payable	230,261,139
Advisory fee payable	297,074
Due to other related parties	39,690
Accrued expenses and other liabilities	129,903

Total liabilities	239,448,822

Total net assets	$671,386,848

NET ASSETS CONSIST OF
Paid-in capital	$979,776,295
Overdistributed net investment income	(10,359,544)
Accumulated net realized losses on investments	(315,723,289)
Net unrealized gains on investments	17,693,386

Total net assets	$671,386,848

COMPUTATION OF NET ASSET VALUE PER SHARE
Based on $671,386,848 divided by 70,519,800 shares issued and outstanding (100,000,000 common shares authorized)	$9.52

Total investments, at cost	$874,561,158

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Opportunities Fund	Statement of Operations—Six Months Ended October 31, 2011 (Unaudited)

Investment income
Interest	$37,327,697
Dividends	61,755
Income from affiliated securities	9,863

Total investment income	37,399,315

Expenses
Advisory fee	2,731,270
Administration fee	227,606
Transfer agent fees	18,091
Trustees’ fees and expenses	6,017
Printing and postage expenses	35,597
Custody and accounting fees	24,791
Professional fees	25,983
Secured borrowing fees	1,238,515
Interest expense	267,546
Other fees and expenses	1,740

Total expenses	4,577,156
Less: Fee waivers and/or expense reimbursements	(1,057,886)

Net expenses	3,519,270

Net investment income	33,880,045

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,136,193
Net change in unrealized gains (losses) on investments	(41,324,846)

Net realized and unrealized gains (losses) on investments	(39,188,653)

Net decrease in net assets resulting from operations	$(5,308,608)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Income Opportunities Fund	19

	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011

Operations
Net investment income	$33,880,045	$71,471,543
Net realized gains on investments	2,136,193	16,218,514
Net change in unrealized gains (losses) on investments	(41,324,846)	13,087,291
Distribution to preferred shareholders from net investment income	0	(38,826)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(5,308,608)	100,738,522

Distributions to common shareholders from net investment income	(35,907,573)	(71,414,400)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Reinvestment Plan	2,753,371	4,381,191

Total increase (decrease) in net assets applicable to common shareholders	(38,462,810)	33,705,313

Net assets applicable to common shareholders
Beginning of period	709,849,658	676,144,345

End of period	$671,386,848	$709,849,658

Overdistributed net investment income	$(10,359,544)	$(3,721,910)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Opportunities Fund	Statement of Cash Flows—Six Months Ended October 31, 2011 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(5,308,608)

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(232,141,386)
Proceeds from disposition of investment securities	238,022,705
Amortization	(1,347,919)
Purchase of short-term investment securities, net	(12,282,061)
Decrease in receivable for interest and dividends	1,360,244
Decrease in receivable for investments sold	9,235,736
Decrease in principal paydown receivable	884,753
Decrease in prepaid expenses and other assets	50,187
Decrease in payable for investments purchased	(4,572,940)
Increase in advisory fee payable	165,049
Decrease in due to other related parties	(2,504)
Decrease in accrued expenses and other liabilities	(86,503)
Unrealized depreciation on investments	41,324,846
Net realized gains on investments	(2,136,193)

Net cash provided by operating activities	33,165,406

Cash flows from financing activities:
Cash distributions paid on common shares	(33,129,835)
Increase in secured borrowing	(35,571)

Net cash used in financing activities	(33,165,406)

Net decrease in cash	0

Cash:
Beginning of period	$0

End of period	$0

Supplemental cash disclosure:
Cash paid for interest	$303,117

Supplemental non-cash financing disclosure:
Reinvestment of dividends	$2,753,371

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Opportunities Fund	21

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2011 (unaudited)	Year Ended April 30,
		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.11	$9.69	$7.37	$12.32	$14.26	$14.06
Income from investment operations
Net investment income	0.48 [1]	1.02 [1]	1.06 [1]	1.35 [1]	1.64 [1]	1.62 [1]
Net realized and unrealized gains (losses) on investments	(0.56)	0.42	2.41	(4.91)	(1.85)	0.36
Distributions to Preferred Shareholders from net investment income	0.00	(0.00)[1,2]	(0.01)[1]	(0.08)[1]	(0.37)[1]	(0.37)[1]

Total from investment operations	(0.08)	1.44	3.46	(3.64)	(0.58)	1.61
Distributions to common shareholders from
Net investment income	(0.51)	(1.02)	(1.08)	(1.31)	(1.36)	(1.41)
Tax basis return of capital	0.00	0.00	(0.06)	0.00	0.00	0.00

Total distributions to common shareholders	(0.51)	(1.02)	(1.14)	(1.31)	(1.36)	(1.41)
Net asset value, end of period	$9.52	$10.11	$9.69	$7.37	$12.32	$14.26
Market value, end of period	$9.78	$10.38	$9.63	$7.30	$11.71	$14.70
Total return based on market value[3]	(0.68)%	19.68%	49.84%	(25.48)%	(11.07)%	14.69%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.44%	1.79%	3.09%	1.21%	1.19%
Net expenses	1.03%	1.09%	1.13%	2.30%	1.21%	1.19%
Interest expense[4]	0.08%	0.11%	0.02%	0.79%	0.00%	0.00%
Net investment income	9.93%	10.55%[5]	11.81%[5]	14.35%[5]	9.81%[5]	8.98%[5]
Supplemental data
Liquidation value of Preferred Shares, end of period (thousands)	NA	NA	$196,000	$196,000	$490,000	$490,000
Preferred Shares asset coverage ratio, end of period	NA	NA	394%	315%	272%	299%
Portfolio turnover rate	13%	42%	108%	88%	102%	45%
Net assets of common shareholders, end of period (000’s omitted)	$671,387	$709,850	$676,144	$508,602	$849,573	$980,054

1.	Calculated based on average common shares outstanding during the period.

2.	Amount is less than $0.005.

3.	Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges. Returns for periods of less than one year are not annualized.

4.	Interest expense ratio relates to interest associated with borrowings and/or leverage transactions.

5.	The net investment income ratio includes any distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Income Opportunities Fund	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Advantage Income Opportunities Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq (and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less) the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Credit default swaps

The Fund may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection

Notes to Financial Statements	Wells Fargo Advantage Income Opportunities Fund	23

against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards)

24	Wells Fargo Advantage Income Opportunities Fund	Notes to Financial Statements

sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At April 30, 2011, estimated net capital loss carryforwards, which were available to offset future net realized capital gains, were as follows:

Expiration
2015	2016	2017	2018
$7,079,189	$15,525,027	$130,598,584	$155,329,141

At April 30, 2011, the Fund had $5,152,128 of current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$721,595	$0	$0	$721,595
Preferred stocks	1,110,880	0	0	1,110,880
Convertible debentures	0	3,047,625	0	3,047,625
Corporate bonds and notes	0	753,531,899	10,938,063	764,469,962
Yankee corporate bonds and notes	0	16,313,887	462	16,314,349
Term loans	0	73,714,267	8,717,321	82,431,588
Short-term investments
Investment companies	24,158,545	0	0	24,158,545
	$25,991,020	$846,607,678	$19,655,846	$892,254,544

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

Notes to Financial Statements	Wells Fargo Advantage Income Opportunities Fund	25

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended October 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bond and notes	Term loans	Yankee corporate bonds and notes	Total
Balance as of April 30, 2011	$12,165,050	$6,408,149	$462	$18,573,661
Accrued discounts (premiums)	2,469	1,901	0	4,370
Realized gains (losses)	(8,467)	10,477	0	2,010
Change in unrealized gains (losses)	(890,914)	(109,006)	0	(999,920)
Purchases	0	0	0	0
Sales	(330,075)	(2,628,391)	0	(2,958,466)
Transfers into Level 3	0	6,517, 749	0	6,517,749
Transfers out of Level 3	0	(1,483,558)	0	(1,483,558)
Balance as of October 31, 2011	$10,938,063	$8,717,321	$462	$19,655,846
Change in unrealized gains (losses) relating to securities still held at October 31, 2011	$(870,502)	$(74,103)	$0	$(944,605)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. Funds Management contractually waived its advisory fee in the amount of $1,057,886 for the six months ended October 31, 2011.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.40% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. Funds Management is entitled to receive an annual administration fee of 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended October 31, 2011 and the year ended April 30, 2011, the Fund issued 281,421 and 450,459 common shares, respectively.

The Fund no longer has any Auction Market Preferred Shares (“Preferred Shares”) outstanding.

6. BORROWINGS

The Fund has borrowed $230 million through a secured debt financing agreement administered by a major financial institution (“the Facility”). The Facility has a commitment amount of $230 million which expires on February 28, 2012, at which point it may be renegotiated and potentially renewed for another term. At October 31, 2011, the Fund had secured borrowings outstanding in the amount of $230,261,139 (including accrued interest and liquidity and program fees payable).

The Fund’s borrowings under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 1.0%. During the

26	Wells Fargo Advantage Income Opportunities Fund	Notes to Financial Statements

six months ended October 31, 2011, an effective interest rate of 0.23% was incurred on the borrowings. Interest expense of $267,546, representing 0.08% of the Fund’s average daily net assets, was incurred during the six months ended October 31, 2011.

The Fund has pledged all of its assets to secure the borrowings and currently pays, on a monthly basis, a liquidity fee at an annual rate of 0.50% of the daily average outstanding principal amount of borrowings and program fee at an annual rate of 0.50% of the product of (i) the daily average outstanding principal amount of borrowings and (ii) 1.02. The secured borrowing fees on the Statement of Operations of $1,238,515 represents liquidity fees, program fees, and structuring fees. For the six months ended October 31, 2011, the Fund paid structuring fees in the amount of $57,658.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities (securities with maturities of one year or less at purchase date) for the six months ended October 31, 2011 were $147,594,683 and $114,006,241, respectively.

As of October 31, 2011, the Fund had unfunded loan commitments of $804,750.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of October 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration Date	Record Date	Payable Date	Net Investment Income Per Share
October 21, 2011	November 16, 2011	December 1, 2011	$0.085
November 16, 2011	December 14, 2011	January 3, 2012	0.085
December 16, 2011	January 18, 2012	February 1, 2012	0.085

These distributions are not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Advantage Income Opportunities Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Income Opportunities Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2004	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Income Opportunities Fund	29

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2004

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Counsel, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2005	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2005	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

30	Wells Fargo Advantage Income Opportunities Fund	Automatic Dividend Reinvestment Plan

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

List of Abbreviations	Wells Fargo Advantage Income Opportunities Fund	31

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

1-800-730-6001

Web site: www.wellsfargo.com/advantagefunds

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.

206338 12-11 SIO/SAR148 10-11

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund
By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date:	December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:
/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date:	December 28, 2011
By:
/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer
Date:	December 28, 2011